DR Horton, Inc.
301 Commerce Street, Suite 500
Fort Worth, Texas 76102
Telephone: (817) 390-8200
Telecopier: (972) 620-6813

August 11, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
     Re: D.R. Horton, Inc. (the “Company”) Form S-3 (the “Registration Statement”)
Ladies and Gentlemen:
     We are pleased to enclose for filing the Registration Statement on Form S-3.
     Pursuant to Rule 429(b) and Rule 457(p) under the Securities Act of 1933, as amended, this Form S-3 carries forward the registration fees previously paid with respect to an aggregate of $600,000,000 of securities from the Company’s Registration Statement on Form S-3 (SEC File No. 333-117531) initially filed on July 21, 2004 (the “Prior Registration Statement”). The enclosed Registration Statement registers an aggregate of $3,000,000,000 of securities.
     The Company has wired the balance of the registration fee of $277,080 to the account of the Securities and Exchange Commission at Mellon Bank. This amount is based on an aggregate registration fee of $353,100 (with respect to the $3,000,000,000 of securities being registered herewith) offset by the amount of $76,020 in fees that was previously paid under the Prior Registration Statement with respect to the $600,000,000 of securities being carried forward.
     We understand that this Registration Statement will have the effect of deregistering the remaining $600,000,000 of securities under the Prior Registration Statement and that no post-effective amendment is required with respect to such Prior Registration Statement for such purpose on the basis of the Staff’s No-Action Letter, Ropes & Gray (available October 30, 1997).
     If you have any questions or comments, please contact Irwin F. Sentilles, III, of Gibson, Dunn & Crutcher LLP, by telephone at 214-698-3119 or by telecopy at 214-571-2956. Thank you.

Very truly yours,
/s/ Bill W. Wheat
Bill W. Wheat
Executive Vice President and Chief Financial Officer

Enclosures

cc: Irwin F. Sentilles, III